Borrowings - Summary of Credit Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	$ 25,104
Non-current borrowings	24,917
Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value of Oxford loan	25,000	$ 0
Transaction costs	(264)	0
Loan, net of transaction costs	24,736	0
Interest expense	1,067	0
Interest paid	(699)	0
Total borrowings	25,104	0
Current	187	0
Non-current borrowings	$ 24,917	$ 0